CVC - PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 8,623,405	$ 7,636,932
Less accumulated depreciation and amortization		(2,599,579)	(1,039,297)		$ (2,983,696)
Property, plant and equipment, net		6,023,826	6,597,635		$ 5,819,544
Depreciation expense on property, plant and equipment, including capital leases		1,588,764	1,046,896
Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,626,293	1,482,631
Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,003,845	3,740,494
Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		918,298	735,012
Construction in progress (including materials and supplies)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		240,496	84,321
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		52,545	45,576
Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		138,147	135,488
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		394,421	390,337
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		108,071	104,309
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 47,563	$ 47,715
Minimum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		4 years
Minimum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Minimum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years
Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		25 years
Maximum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		25 years
Maximum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		12 years
Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years
Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		40 years
Cablevision Systems Corporation And Subsidiaries
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				$ 12,642,363
Less accumulated depreciation and amortization				(9,625,348)
Property, plant and equipment, net				3,017,015
Depreciation expense on property, plant and equipment, including capital leases	$ 404,234			857,440
Cablevision Systems Corporation And Subsidiaries | New Connections for Residence Wiring
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Cablevision Systems Corporation And Subsidiaries | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				1,952,336
Cablevision Systems Corporation And Subsidiaries | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				2,388,289
Cablevision Systems Corporation And Subsidiaries | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				5,639,226
Cablevision Systems Corporation And Subsidiaries | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				1,577,616
Cablevision Systems Corporation And Subsidiaries | Construction in progress (including materials and supplies)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				87,412
Cablevision Systems Corporation And Subsidiaries | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				96,561
Cablevision Systems Corporation And Subsidiaries | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				210,013
Cablevision Systems Corporation And Subsidiaries | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				322,267
Cablevision Systems Corporation And Subsidiaries | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				354,136
Cablevision Systems Corporation And Subsidiaries | Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				14,507
Cablevision Systems Corporation And Subsidiaries | Software Development
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs	$ 58,409			$ 144,349
Cablevision Systems Corporation And Subsidiaries | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			2 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Cable Television System Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Headend Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				4 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				3 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				10 years
Cablevision Systems Corporation And Subsidiaries | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life			18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Cable Television System Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Headend Facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Customer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				5 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				25 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				10 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				12 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life				40 years